Legal Claim - Summary of Disputes Classified As Possible Chance of Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disputes Classified As Possible Chance Of Loss [Abstract]
Tax	R$ 18,753	R$ 22,234
Civil
Labor	1,817	1,883
Total	R$ 20,570	R$ 24,117